Average Annual Total Returns	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024
Monteagle Select Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	8.01%										8.58%	6.82%
Monteagle Select Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.01%										5.17%	3.39%
Monteagle Select Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.92%										5.69%	4.05%
Monteagle Select Value Fund | S&P 500 Index Select
Prospectus [Line Items]
Average Annual Return, Percent	24.79%										14.51%	13.09%
Monteagle Select Value Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	6.60%	(11.10%)	40.01%	5.33%	28.25%	(16.86%)	11.08%	21.29%	(10.83%)
The Texas Fund
Prospectus [Line Items]
Average Annual Return, Percent	15.80%										10.96%	5.96%
The Texas Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.86%										10.21%	5.54%
The Texas Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.02%										8.64%	4.72%
The Texas Fund | S&P 500 Index Texas
Prospectus [Line Items]
Average Annual Return, Percent	24.79%										14.51%	13.09%
The Texas Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.80%	11.32%	(6.90%)	23.90%	13.12%	9.61%	(11.42%)	11.58%	16.23%	(15.75%)
Monteagle Opportunity Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.73%
Monteagle Opportunity Equity Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	13.44%	(5.33%)	19.83%	12.52%	25.02%	(11.55%)	10.38%	13.86%	(3.17%)	9.30%	7.70%
Monteagle Opportunity Equity Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.55%										6.00%	4.11%
Monteagle Opportunity Equity Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.40%										6.78%	5.16%
Monteagle Opportunity Equity Fund | Investor Class | S&P 500 Index Inv
Prospectus [Line Items]
Average Annual Return, Percent	24.79%										14.51%	13.09%
Monteagle Opportunity Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.15%										9.80%	8.20%
Monteagle Opportunity Equity Fund | Institutional Class | S&P 500 Index Inst
Prospectus [Line Items]
Average Annual Return, Percent	24.79%										14.51%	13.09%